Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Jan. 28, 2013
(Delaware Foundation® Equity Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 198
Expense Example, No Redemption, 3 Years	2,155
Expense Example, No Redemption, 5 Years	3,922
Expense Example, No Redemption, 10 Years	7,624
(Delaware Foundation® Growth Allocation Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	666
Expense Example, No Redemption, 5 Years	1,165
Expense Example, No Redemption, 10 Years	2,362
(Delaware Foundation® Growth Allocation Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	666
Expense Example, No Redemption, 5 Years	1,165
Expense Example, No Redemption, 10 Years	2,539
(Delaware Foundation® Moderate Allocation Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	612
Expense Example, No Redemption, 5 Years	1,056
Expense Example, No Redemption, 10 Years	2,104
(Delaware Foundation® Moderate Allocation Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	612
Expense Example, No Redemption, 5 Years	1,056
Expense Example, No Redemption, 10 Years	2,290
(Delaware Foundation® Conservative Allocation Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	191
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,121
Expense Example, No Redemption, 10 Years	2,264
(Delaware Foundation® Conservative Allocation Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	191
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,121
Expense Example, No Redemption, 10 Years	$ 2,442